SUBSEQUENT EVENTS (Details Narrative)						1 Months Ended
		Dec. 31, 2025 USD ($)	Jun. 05, 2025 USD ($) $ / shares	May 23, 2025	May 06, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 GBP (£)	Jul. 22, 2025 shares	Jul. 04, 2025 USD ($)	Jul. 01, 2025 USD ($) $ / shares shares	Jun. 24, 2025 USD ($)	Jun. 23, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jan. 27, 2025 USD ($)	Jan. 23, 2025 $ / shares	Jan. 21, 2025 shares	Dec. 20, 2024 $ / shares shares	Jul. 26, 2024 USD ($) $ / shares	Jul. 15, 2024 shares	Mar. 31, 2024 USD ($)	Jul. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Par value per share																$ 9,176,277
Shares of par value | $ / shares																	$ 0.00005		$ 2.17
Other receivables	[1]														$ 650,486							$ 184,018
Issued capital															$ 1,150	$ 130						$ 477
Number of share issued | shares																		731,707	2,347,134
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares of par value | $ / shares																				$ 0.00005
Issued capital																				$ 50,000
Number of share issued | shares																					6,869,960
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares of par value | $ / shares																				$ 0.00005
Number of share issued | shares																					1,291,910		3,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Issued capital																				$ 50,000
Non Adjusting Events After Reporting Period [member]
IfrsStatementLineItems [Line Items]
Rent expenses						$ 6,625	$ 52,000	$ 5,105	£ 3,782
Description of values of the equity				The Matter MOU values the equity of Matter at $13 million which will be paid through the issuance of the Company’s ordinary shares valued at the 60-trading day trailing VWAP (volume weighted average price) as of May 23, 2025, and such shares issued to Matter will subject to an 18-month lock-up period. Target executives and key employees will also receive $2.5 million of Diginex shares with 50% released after 18 months following 12 months of good service and 50% after 30 months following 24 months of good service.
Percentage accrue interest										100.00%
Issued capital												$ 50,000
Non Adjusting Events After Reporting Period [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares of par value | $ / shares												$ 0.00000625
Number of share issued | shares										2,250,000		7,680,000,000
Non Adjusting Events After Reporting Period [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares of par value | $ / shares												$ 0.00000625
Number of share issued | shares												320,000,000
Non Adjusting Events After Reporting Period [member] | Resulticks Global Companies Pte Limited [member]
IfrsStatementLineItems [Line Items]
Payment for acquisition amount			$ 2,000,000,000
Par value per share			$ 1,400,000,000
Shares of par value | $ / shares			$ 72,000,000
Cash payable			$ 100,000,000
Non Adjusting Events After Reporting Period [member] | Resulticks Global Companies Pte Limited [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Earnout amount payable			$ 500,000,000
Non Adjusting Events After Reporting Period [member] | Matter Loan Agreement [member]
IfrsStatementLineItems [Line Items]
Description of loan agreement				the Company entered into a loan agreement with Matter (the “Matter Loan Agreement”), pursuant to which the Company agreed to loan Matter EUR 250,000, as follows: (1) EUR 150,000 (approximately: $175,500) within 3 business days of the signing of the Matter MOU, (2) EUR 50,000 (approximately: $58,500) within 30 days following the signing of the Matter MOU, and (3) EUR 50,000 (approximately: $58,500) within 60 days following the signing of the Matter MOU. The loan principal shall accrue interest at a rate of 5% per annum. Matter shall repay all amounts outstanding under the Matter Loan Agreement together with all accrued interest only if the Company fails to acquire 100% of the share capital of Matter under permitted reasons set forth in the Matter MOU. Repayment will be due 60 days after notification from the Company that they will not proceed with the acquisition of Matter.
Non Adjusting Events After Reporting Period [member] | Funding Agreement [member]
IfrsStatementLineItems [Line Items]
Fund amount														$ 11,000,000
Post-acquisition funding														$ 200,000,000
Percentage accrue interest														10.00%
Other receivables														$ 8,000,000
Rhino Ventures Limited [member] | Non Adjusting Events After Reporting Period [member]
IfrsStatementLineItems [Line Items]
Consideration paid received					$ 300,000,000
Received a promissory note		$ 250,000,000			$ 50,000,000
Non interest bearing													$ 5,000,000
Current interest payable											$ 3,000,000

[1]	As of 31 March 2024, other receivables mainly comprised $142,633 of deferred transaction costs in connection with the IPO of the Company (the “Deferred IPO Expenses”) and an outstanding balance $41,385 with payment channel, Stripe. The Deferred IPO Expenses with an aggregate amount of $1,432,343 were deducted against share premium upon the successful closing of the IPO. Other Receivables also includes fund raising costs of $400,000 and $250,000 paid under the Nomas MOU and the Al Noor MOU, respectively.